Segmented Information - Additional Information (Detail) - Mar. 28, 2015	Store Segment Location
Segment Information [Line Items]
Number of reportable segment | Segment	2
Birks Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	30
Mayors Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	18
Rolex Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail stores	1
Brinkhaus Brand [Member] | Retail Segment [Member]
Segment Information [Line Items]
Number of retail locations | Location	2